Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (97.7%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/27	3,000	3,250
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	1,900	2,100
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	7,500	8,004
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	701
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	500	376
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,000	6,279
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	6,045	6,130
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,682
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,070
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	377
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,116
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	907
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	7,664
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,407
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,475	3,490
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,430
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	1,797
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	2,000	590
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,308
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	2,750
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	703
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,900	1,489
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	5,865	4,349
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/47	2,320	1,684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,097
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,498
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,890	1,315
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/42	1,380	1,422
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	4,635	4,742
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	650
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	180
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	269
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	96
[3]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	1,600	1,485
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	364
[3]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/41	3,750	2,989
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/42	1,350	1,376
[3]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/51	4,980	3,573
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/52	1,000	1,004
[3]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	3,020	2,106
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/57	5,250	5,257
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	1,750	1,752
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	1,950	1,838
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	556
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	564
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/51	1,200	1,068
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	202
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	273
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	227
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	313
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	737
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	585
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	152
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,385	2,000
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	2,632
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,341
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,012
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	758
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	103
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	89
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	79
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	130
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	162
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	441
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	891
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,251
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	4.000%	8/1/25	1,230	1,247
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	516
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,032
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,183
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	4,765	3,979
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	4.160%	9/7/23	6,110	6,110
	Chemung County NY GO BAN	4.250%	8/29/24	3,000	3,005
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	260
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	229
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,216
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	466
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	258
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,436
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	3,220	3,266
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,005
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	505
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	306
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	824

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	974
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	512
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	390
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	589
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	245
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	204
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	147
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/24	500	506
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/25	500	515
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/26	755	790
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/27	750	799
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/28	600	649
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/29	500	548
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/31	400	451
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	100	102
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	598
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	291
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,263
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	7,468
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/49	5,000	4,653
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,355	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,140	1,992
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	5,720	4,953
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,292
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,600	6,334
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	664
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,027
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	609
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,000	6,093
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	301
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,002
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	428
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	216
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	273
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/40	715	666
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/41	555	512
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	712
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,782
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,186
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	687
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	379
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	810	826
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	634
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	436
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	872
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	14,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,545	5,820
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,760
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	8,500	8,837
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	20,050	20,741
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	16,366
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	3,000	3,092
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,788
	Ithaca City School District GO BAN	4.500%	7/12/24	3,000	3,022
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/42	1,000	711
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,253
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,311
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,028
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	13,944
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	5,000	5,386
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	5,000	5,482
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,070
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	801
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,120
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,591
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,082
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,447
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,284
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,285
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,271
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/40	3,740	3,013
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,308
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,100	1,201
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,802
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,375	1,493
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,225	3,492

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	3,592
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/48	5,000	5,340
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,315
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,350	5,227
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	3,937
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	13,100	12,081
Long Island Power Authority Miscellaneous Taxes Revenue	3.920%	12/1/29	2,000	2,000
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	423
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	924
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	26
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	43
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,890
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	81
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	2,751
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	967
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,380
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	952
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	511
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,858
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,116
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	637
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,000	5,261
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	2,040	2,114
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,138
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	6,000	6,188
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	5,263
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,127
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	8,484
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	850
Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue	4.000%	11/15/43	6,000	5,765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,019
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,906
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	590	620
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	920	952
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	7,396
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,650	1,743
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,245
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,032
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,951
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	344
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	300	283
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,500
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	328
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,705
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,000	4,964
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,354
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,809
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	1,020	829
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,050	1,059
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	3,700	3,430
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,917
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	199
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,416
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	5,000	5,194
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,845	3,511
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,283
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,815
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,794
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,000	3,036
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,300	2,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,788
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,855	5,414
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,021
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,790	4,244
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	1,000	882
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	2,930	2,979
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,055
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,602
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.180%	9/7/23	2,975	2,975
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.180%	9/7/23	2,945	2,945
[2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.180%	9/7/23	6,000	6,000
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	3.950%	9/1/23	2,950	2,950
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	3.950%	9/1/23	5,000	5,000
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	470
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,791
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,303
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	620
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,434
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,004
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	904
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,018
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,205	1,010
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,048
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	10,000	9,241
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	278
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	3,880	2,909
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	6,380	4,527
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	6,880	5,722
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,532
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	4.120%	9/7/23	6,800	6,800
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	933
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	126
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,917
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,515
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,707
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,580
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,765
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,008
[1,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	4.260%	9/7/23	9,330	9,330
	Nassau County NY GO	5.000%	10/1/35	6,155	6,556
	Nassau County NY GO	5.000%	10/1/36	5,685	6,030
	Nassau County NY GO	4.000%	4/1/40	1,525	1,487
	Nassau County NY GO	5.000%	4/1/41	1,500	1,636
	Nassau County NY GO	5.000%	4/1/42	1,500	1,627
	Nassau County NY GO	5.000%	4/1/43	1,220	1,320
	Nassau County NY GO	4.000%	4/1/53	7,000	6,479
[1,3]	Nassau County NY GO TOB VRDO	4.260%	9/7/23	5,685	5,685
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,757
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	330
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	341
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	433
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	383
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,157
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,017
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,388
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,356
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,057
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	731
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	755
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	557
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	552
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	573
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	361
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	640	596
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,880	1,795
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	2,965	2,827
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,230	3,073
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,550	1,473
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,210	1,159
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,855	1,774
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	2,986
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	423
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,230	1,167
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	855
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,173
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	514
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,811
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	567
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,487
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,476
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,737
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,920	3,209
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	868
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,555
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	338
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	4,735
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	9,260
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	659
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	9,000	6,052
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,283
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,695
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	1,857
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	2,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,428
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	6,615
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,659
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,618
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	2,915
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	6,135	4,140
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	2,977
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,826
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,483
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,643
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,003
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	8,423
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	610
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	8,000	4,879
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	763
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/52	3,000	3,016
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	10,000	10,030
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	1,120	993
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,225	1,576
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	2,505	2,026
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,585
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	4,070	2,745
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,202
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,543
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,211
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	4,680	4,367
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	13,160	12,208
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	6,400	5,867
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	4,939
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	6,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,000	1,951
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	7,390	7,264
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	6,000	5,959
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	6,000	5,971
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,295	2,051
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	2,000	2,038
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	2,000	2,059
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,000	1,046
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,210
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	3,255	2,936
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	1,705	1,507
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	3,000	2,574
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	2,975	2,484
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	2,890	1,984
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	3,795	3,112
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,395	1,124
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	11,230	8,289
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	819
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	1,962
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	455
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,285
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,090
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,980	3,713
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,350	3,919
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	5,016
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	10,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,030	944
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,470
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,771
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	273
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	287
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	10,500	12,428
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,472
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	13,043
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,040	10,239
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,915	6,032
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,500	7,648
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,146
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,175	2,276
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,500	3,705
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	6,010	5,906
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	4,740	4,658
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,640	6,471
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	4,125	4,020
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,000	1,949
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	5,000	3,855
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	3,000	2,874
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	7,000	7,312
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	15,000	15,455
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	2,500	2,434
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	1,000	1,033
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	2,245	2,388
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	9,082
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,000	1,696
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	3,000	3,084
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	9,825	10,249

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	10,825	11,336
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,500	3,665
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	871
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,125	816
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	5,000	4,726
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,470	8,005
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	1,000	1,045
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,410	2,525
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,440
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	90	95
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	20,760	19,491
New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	9/1/23	500	500
New York City Municipal Water Finance Authority Water Revenue VRDO	3.950%	9/1/23	5,760	5,760
New York City Municipal Water Finance Authority Water Revenue VRDO	4.050%	9/1/23	22,950	22,950
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,885	2,973
New York City Municipal Water Finance Water Revenue VRDO	3.900%	9/1/23	2,900	2,900
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,046
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,163
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	6,750	6,917
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,500	2,843
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,119
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,335
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	4,969
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,298
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,162
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	6,964
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,125
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,064
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,700
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,233

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	3,546
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,087
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,477
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	609
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	1,490	1,461
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,163
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	14,130	14,700
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,050
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,440
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,925	2,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,470	1,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	5,542
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,606
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	10,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	9,800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,000	5,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	1,880	1,916
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,652
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,735
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	3,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	2,949
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,456
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,257
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,099
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,119
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,000	1,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	2,100	2,363
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,087
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,500	1,495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,267
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	2,991
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	6,105	6,609
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,197
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,161
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,902
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,567
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,246
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	13,315	13,963
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,415	1,541
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,380	2,503
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,154
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,325	3,603
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,770	1,921
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,042
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,760	1,901
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,839

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	6,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,495
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	7,706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,695	1,827
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,270	1,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	2,625	2,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	6,565	6,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	1,850	1,776
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	5,000	5,564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,855	4,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	4,470	4,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	3,900	3,705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,500	4,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	13,060	12,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	3,860	2,814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,190	1,117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	8,000	7,508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,000	4,665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	3,000	3,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.950%	9/1/23	7,200	7,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.980%	9/1/23	500	500
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	4,350	4,771
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	5,000	5,407
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	5,000	5,438
New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	10,000	9,786
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	630
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	562
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	419
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	386
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,131
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	388
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,179
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	2,000	2,078
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,184
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	547
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	976
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,429
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,222
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	647
	New York City Trust for Cultural Resources Recreational Revenue	4.000%	7/1/46	1,835	1,633
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,400	1,436
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/32	3,540	3,621
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,760
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	500	507
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,466
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	3,830
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,553
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,611
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	8,030	8,239
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/41	550	554
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	520	517
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,371
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	5,998
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	2,000	1,460
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	2,716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,210	6,173
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	8,306	9,291
[8]	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	12,325	11,089
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	12,885	11,558
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	16,080	14,375
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,270
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	896
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	930
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	5,123
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,000	9,976
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	853
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,395
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,120
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,454
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	8,353
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	12,500	9,081
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,180	2,339
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,155	2,320
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,000	8,504
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	5,460	3,929
[1,2,3]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	4.180%	9/7/23	2,500	2,500
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	48,500	54,318
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	205
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,121
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,104
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,731
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/43	3,000	2,997
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	957
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,274
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,315

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	1,420	1,398
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/48	6,535	6,054
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,285	1,315
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	6,530	6,206
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	3,760	3,601
New York Mortgage Agency Local or Guaranteed Housing Revenue	4.450%	10/1/43	1,500	1,477
New York Mortgage Agency Local or Guaranteed Housing Revenue	4.650%	10/1/53	1,500	1,439
New York NY GO	5.000%	8/1/26	3,140	3,248
New York NY GO	5.000%	8/1/26	3,875	4,079
New York NY GO	5.000%	8/1/26	1,630	1,716
New York NY GO	5.000%	1/1/27	3,500	3,709
New York NY GO	5.000%	8/1/27	600	643
New York NY GO	5.000%	9/1/27	3,805	4,086
New York NY GO	5.000%	8/1/28	2,320	2,496
New York NY GO	5.000%	8/1/28	2,260	2,464
New York NY GO	5.000%	8/1/29	5,070	5,282
New York NY GO	5.000%	8/1/29	5,195	5,582
New York NY GO	5.000%	8/1/29	3,000	3,317
New York NY GO	5.000%	8/1/29	3,400	3,759
New York NY GO	5.000%	8/1/29	1,000	1,106
New York NY GO	5.000%	12/1/29	1,360	1,479
New York NY GO	5.000%	8/1/30	5,050	5,258
New York NY GO	5.000%	8/1/30	4,720	4,915
New York NY GO	5.000%	8/1/30	4,000	4,292
New York NY GO	5.000%	8/1/30	2,000	2,240
New York NY GO	4.000%	8/1/31	2,775	2,833
New York NY GO	5.000%	8/1/31	7,810	8,324
New York NY GO	5.000%	8/1/31	1,440	1,545
New York NY GO	5.000%	8/1/31	3,000	3,345
New York NY GO	5.000%	8/1/31	1,815	2,059
New York NY GO	5.000%	12/1/31	4,770	4,991
New York NY GO	5.000%	1/1/32	2,000	2,174
New York NY GO	4.000%	8/1/32	1,935	1,973
New York NY GO	5.000%	8/1/32	1,250	1,360
New York NY GO	5.000%	8/1/32	3,735	4,003
New York NY GO	5.000%	8/1/32	1,000	1,113
New York NY GO	5.000%	12/1/32	1,240	1,344
New York NY GO	3.250%	3/1/33	3,000	2,960
New York NY GO	5.000%	8/1/33	1,000	1,086
New York NY GO	5.000%	8/1/33	500	569
New York NY GO	5.000%	4/1/34	3,680	4,111
New York NY GO	5.000%	8/1/34	2,000	2,166
New York NY GO	5.000%	8/1/34	2,260	2,448
New York NY GO	5.000%	8/1/34	1,125	1,245
New York NY GO	3.000%	3/1/35	2,500	2,328
New York NY GO	4.000%	8/1/35	1,830	1,867
New York NY GO	5.000%	8/1/35	2,000	2,194
New York NY GO	5.000%	8/1/35	1,000	1,132
New York NY GO	4.000%	10/1/35	1,000	1,017
New York NY GO	5.000%	12/1/35	2,500	2,598
New York NY GO	4.000%	3/1/36	1,500	1,519
New York NY GO	4.000%	8/1/36	1,385	1,399

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/36	1,235	1,383
New York NY GO	5.000%	10/1/36	5,000	5,288
New York NY GO	5.000%	10/1/36	2,590	2,780
New York NY GO	5.000%	10/1/36	1,650	1,830
New York NY GO	5.000%	3/1/37	7,500	7,907
New York NY GO	5.000%	4/1/37	3,575	3,770
New York NY GO	4.000%	8/1/37	2,070	2,070
New York NY GO	4.000%	8/1/37	2,500	2,501
New York NY GO	5.000%	8/1/37	4,000	4,115
New York NY GO	5.000%	8/1/37	1,000	1,107
New York NY GO	4.000%	10/1/37	1,500	1,498
New York NY GO	4.000%	3/1/38	4,850	4,795
New York NY GO	5.000%	3/1/38	7,500	7,860
New York NY GO	5.000%	3/1/38	2,000	2,139
New York NY GO	5.000%	4/1/38	1,000	1,049
New York NY GO	4.000%	8/1/38	2,500	2,471
New York NY GO	5.000%	8/1/38	10,395	10,679
New York NY GO	5.000%	10/1/38	6,500	6,813
New York NY GO	5.000%	10/1/38	2,910	3,089
New York NY GO	5.000%	3/1/39	5,315	5,558
New York NY GO	5.000%	3/1/39	3,000	3,196
New York NY GO	4.000%	8/1/39	3,280	3,223
New York NY GO	4.000%	8/1/39	2,500	2,457
New York NY GO	5.000%	10/1/39	2,220	2,347
New York NY GO	5.000%	10/1/39	8,910	9,306
New York NY GO	5.250%	10/1/39	1,000	1,110
New York NY GO	4.000%	8/1/40	5,000	4,887
New York NY GO	4.000%	8/1/40	1,155	1,129
New York NY GO	4.000%	8/1/40	9,400	9,188
New York NY GO	5.000%	8/1/40	1,500	1,633
New York NY GO	4.000%	10/1/40	3,000	2,932
New York NY GO	3.000%	3/1/41	5,010	4,065
New York NY GO	4.000%	8/1/41	2,035	1,980
New York NY GO	4.000%	8/1/41	2,500	2,432
New York NY GO	5.000%	8/1/41	1,000	1,083
New York NY GO	3.000%	10/1/41	2,250	1,821
New York NY GO	5.250%	10/1/41	1,070	1,179
New York NY GO	5.000%	12/1/41	10,000	10,283
New York NY GO	5.000%	12/1/41	4,850	5,084
New York NY GO	4.000%	3/1/42	1,500	1,450
New York NY GO	5.000%	3/1/42	8,000	8,487
New York NY GO	4.000%	4/1/42	8,000	7,735
New York NY GO	5.000%	8/1/42	1,000	1,077
New York NY GO	5.250%	9/1/42	6,240	6,834
New York NY GO	5.000%	10/1/42	8,000	8,370
New York NY GO	5.250%	10/1/42	2,250	2,466
New York NY GO	5.000%	3/1/43	1,000	1,052
New York NY GO	5.000%	3/1/43	4,180	4,425
New York NY GO	5.000%	4/1/43	6,500	6,756
New York NY GO	5.250%	4/1/43	10,000	10,990
New York NY GO	5.000%	8/1/43	9,020	9,410
New York NY GO	5.000%	8/1/43	2,340	2,469
New York NY GO	5.000%	8/1/43	1,000	1,075
New York NY GO	5.000%	10/1/43	8,000	8,355
New York NY GO	5.250%	10/1/43	1,000	1,095
New York NY GO	4.000%	3/1/44	7,000	6,732
New York NY GO	5.250%	4/1/44	5,825	6,398
New York NY GO	5.000%	8/1/44	1,000	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	12/1/44	3,000	3,131
	New York NY GO	3.000%	3/1/45	4,880	3,777
	New York NY GO	4.000%	4/1/45	6,840	6,548
	New York NY GO	5.000%	4/1/45	9,500	9,859
	New York NY GO	5.000%	8/1/45	5,000	5,344
	New York NY GO	5.000%	8/1/46	2,500	2,666
	New York NY GO	4.000%	9/1/46	6,940	6,615
	New York NY GO	4.000%	3/1/47	13,250	12,596
	New York NY GO	5.000%	8/1/47	3,000	3,191
	New York NY GO	5.250%	10/1/47	10,000	10,834
	New York NY GO	5.000%	8/1/48	3,500	3,713
	New York NY GO	4.500%	5/1/49	2,675	2,636
	New York NY GO	4.000%	4/1/50	4,135	3,895
	New York NY GO	3.000%	8/1/50	4,000	2,975
	New York NY GO	4.000%	8/1/50	5,700	5,367
[2]	New York NY GO	4.000%	8/1/50	2,000	1,895
	New York NY GO	3.000%	3/1/51	2,235	1,654
	New York NY GO	5.000%	8/1/51	5,000	5,290
	New York NY GO	4.125%	8/1/53	6,125	5,787
	New York NY GO PUT	5.000%	12/1/25	1,650	1,691
	New York NY GO VRDO	3.950%	9/1/23	12,500	12,500
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	2,000	1,931
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	7,065	6,733
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	19,000	17,852
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	5,987
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	2,440	2,479
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/37	1,825	1,832
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	7,500	7,009
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,554
	New York State Bridge Authority Highway Revenue	5.000%	1/1/29	1,065	1,175
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,337
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	685
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	317
[9]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	700	710
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,270
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	320
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,656
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	325	333
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,026
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	669
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	518
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	362
New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	2,445	2,446
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	417
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	313
New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,661
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,049
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	896
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	26
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	45	46
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	316
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	520
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	542
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	538
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	317
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,029
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,057
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	993
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	372
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,944
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	347
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	509
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,216
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,067
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,543
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	784
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	3,000	3,045
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,383
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	576
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	228
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,111
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,000	1,007
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	1,994
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	520
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	300
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,581
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,081
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,003
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	484
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	320
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,558
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,524
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	233
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	750	798
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	382
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	589
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	1,987
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	200	210
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,361
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,704
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,260	1,278
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,000	1,036
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,248
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	1,000	1,032
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	2,560	2,971
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,145	1,177
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,176
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	5,000	5,305
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	10
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,239
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	2,978
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	5,040	4,815
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,356
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,291
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	4,500	3,952
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,241
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,750	3,340
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,500	8,375
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,250	1,999
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	10,500	11,020
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	2,500	2,609
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	2,095	2,022
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	7,945	8,882
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,445	2,095
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,630
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	2,000	1,894
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	7,294
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,565	1,402
[3]	New York State Dormitory Authority College & University Revenue TOB VRDO	4.110%	9/1/23	11,400	11,400
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	506
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,012
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	506
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,135
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,827
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,293
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,470
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	774
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	216
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	216
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	800	801
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	678
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,182
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	807
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,355	2,407
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	725
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,606
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	491
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,515	1,512
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	516
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,272
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	557
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	463
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	1,834
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	464
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,179
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	2,706
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	772
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,004
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	350
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	719
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,626
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	1,903
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	829
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	848
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	775
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	993
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	972
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,633
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	505
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,061
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	100	101
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	6,135	5,575
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	368
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,016
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	5,750	5,170
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	270
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,400	3,370
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,777
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	533
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	483
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	461
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	394
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,400	1,112
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,189
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,337
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,132
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,368
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	3,630	2,664
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	5,000	3,739
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,558
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	9,525	8,582
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,512
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	6,085	4,962
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	6,938
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	6,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	8,710	8,954
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	9,500	8,455
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,560	7,747
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	9/1/23	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,345
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,095	5,355
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,262
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,000	1,135
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,104
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	7,575	8,048
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	3,900	3,969
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	8,221
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,676
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	3,000	3,118
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,413
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,276
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,133
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,023
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,380
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,095
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,477
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,065	2,215
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	9,849
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,140	2,229
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,496
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,676
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	520
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,552
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	7,269
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,490	2,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,150	4,944
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,620	5,395
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	7,020	6,669
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,455	5,681
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,725
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,125	4,291
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	2,213
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	4,125	3,874
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	2,925
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,821
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/29	4,870	5,358
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	5,000	5,580
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/33	10,000	11,565
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,285	1,394
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,404
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,277
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,068
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	651
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	4,160	4,498
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,336
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	5,000	5,297
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,000	1,925
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	5,000	5,355
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,054
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	3,115	3,285
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/40	1,000	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/41	1,950	2,088
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/42	835	889
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/43	505	536
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,113
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	626
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/34	1,125	1,164
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	542
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/35	900	915
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/36	575	579
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,501
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,655
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,390
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	6,765	6,539
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	7,415	7,008
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	5
[11]	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,628
[11]	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,500	1,649
[11]	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,225	1,347
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,048	3,465
[11]	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/48	2,200	2,337
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	431
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	4,865	5,143
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	325
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,337
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,388
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,050

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,108
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	3,764
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,111
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,251
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,748
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,000	6,238
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,241
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,316
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	1,997
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	11,000	11,403
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	9,700	10,039
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,245
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,223
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	35	35
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	3,000	3,116
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,250	5,460
New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	10,530	10,427
New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,419
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,455	2,698
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,073
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,064
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,668
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,097
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,848
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,783
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,423
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,051
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	998
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,316
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/34	1,250	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	594
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	863
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	2,975
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,298
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	589
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,012
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,270	1,982
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/43	1,945	1,922
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,105
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,272
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,655
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,648
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,353
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	11/1/47	750	749
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,041
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,241
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,345	1,156
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/48	1,000	966
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,655	9,778
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	3,798
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	632
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	777
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	3,790	2,420
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,325
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,771
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	918
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	2,765
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	472
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,044
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	971
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	1,195	1,171
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	8,120	8,035
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	500	485
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	5,000	4,930
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	6,500	6,430
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,264
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,760
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,003
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,250
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,074
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,930
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,649
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,340
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,312
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,287
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	146
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,345
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,750	1,694
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,224
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,375	3,258
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,818
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	8,370	7,796
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,429
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	3,804
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,285	1,214
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,745
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	317
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	737
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	5,000	4,707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,552
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	15,000	13,716
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	1,890
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,392
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,480	2,431
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,769
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	4,468
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	1,872
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	3,000	3,072
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	2,000	2,146
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,410
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,226
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,406
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	10,000	10,503
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,365
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	2,888
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	4,864
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,252
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	6,365	4,735
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	9,040	6,684
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	6,000	5,487
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	6,000	5,471
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,542
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,348
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,128
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,052
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	2,735	2,713
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,695
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	8,280	8,175
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	4,904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	11,195	11,876
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,901
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,036
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,255	1,326
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	6,189
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	8,085	7,746
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	4,750	3,566
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,800	1,350
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	1,480	1,394
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,630
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,426
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	981
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,042
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	8,895	8,598
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,500	2,389
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,141
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,295
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,050	3,761
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,308
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	750	783
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,210	1,302
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	1,000	1,084
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	4,655	5,036
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	2,505	2,675
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	3,940	3,736
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	3,295	3,069
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	4,920	4,534
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	3,795	2,694
[3,6]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	9/1/23	12,800	12,800
[3,6]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	9/1/23	18,880	18,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,186
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	1,112
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,002
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	988
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	3,389
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	459
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	484
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	458
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	730
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	528
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	558
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	584
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	313
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	583
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	319
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	313
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	613
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	643
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	425
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	641
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	409
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	329
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	361
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	277
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	288
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	250
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	200	182
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	315
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	449
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	267

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	250	220
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	460
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	500	494
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	725	705
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	670	668
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,200	3,857
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	4,405	4,687
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	2,000	2,122
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/49	6,165	5,728
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,004
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,155
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,493
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,216
Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	986
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,556
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,374
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,218
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	13,468
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,325	3,630
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	6,270	6,806
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,017
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	8,269
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	5,183
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,304
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,414
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,710	6,066
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,248
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	16,750	17,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,581
	Rockland County NY GO	4.000%	4/1/24	240	241
	Rockland County NY GO	4.000%	4/1/25	255	258
	Rockland County NY GO	4.000%	4/1/26	265	270
	Rockland County NY GO	4.000%	4/1/27	270	278
	Rockland County NY GO	4.000%	4/1/28	285	296
	Rockland County NY GO	4.000%	4/1/29	300	315
	Rockland County NY GO	4.000%	4/1/30	310	328
	Rockland County NY GO	4.000%	4/1/32	335	352
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,744
	Rockland County NY GO	4.000%	4/1/35	385	397
	Rockland County NY GO	4.000%	4/1/36	410	418
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	66
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	235
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	187
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	240
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	240
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	501
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,419
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,124
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,665
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	4,677
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.000%	7/1/32	1,000	1,137
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,074
[1]	Schenectady NY GO	3.000%	5/1/31	635	618
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	323
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	688
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	468
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	862
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,564
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	562
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	105
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	301
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	275	292
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	280
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	264
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	158
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	263
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	230
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	248
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	247
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,515
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,029
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	725
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	182
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	994
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	169
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,500	1,427
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	8,565	8,565
[1]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,460
[2]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,497
[2]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,670
[1]	Suffolk County NY GO	3.000%	6/15/31	250	240
	Suffolk NY GO	5.000%	6/15/31	1,000	1,142
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,211
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	959
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,189
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,178

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,212
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,749
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,455	4,264
Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/33	1,025	1,058
Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/34	1,200	1,232
Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/35	1,000	1,021
Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	510
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,412
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	708
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/47	5,335	5,423
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,516
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,128
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	3,970
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,147
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,453
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	162
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,480
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,944
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,051
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,379
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	4,010	4,157
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	992
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	4,305	4,374
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,000	1,091
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,581
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,175	1,276
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	4,759
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,080
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,217
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	1,000	1,076
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,500	3,756
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,074
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	12,500	12,984
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,000	2,052
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,627
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	3,950	4,200
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	7,840	8,115
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	4,000	4,187
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,430	9,880
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,395
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	19,240	17,785
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	9,907
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,216
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	10,000	10,440
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	18,845
[3]	Triborough Bridge & Tunnel Authority Highway Revenue Tolls TOB VRDO	4.150%	9/1/23	2,800	2,800
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,000	2,077
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,500	2,594
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	3,000	3,177
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	1,000	1,057
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,159
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	1,000	1,076
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,190
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	8,700	9,502
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	7,500	8,447
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	354
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,410
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	2,500	2,916
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/41	2,865	2,824

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,590
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	15,255	14,396
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	5,000	4,789
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	11,000	11,361
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	1,425	1,291
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	11,640	11,072
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,154
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,784
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,146
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	5,000	4,798
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,138
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,018
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	1,000	1,050
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	157
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	1,000	1,066
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	293
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	477
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	238
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	367
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	100
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	154
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	186
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	363
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,036
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	2,605
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	2,954
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	3,060	2,781
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,184
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,119
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,647
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,968
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,170
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	6,187
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	921
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	9,625	9,742
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	2,859
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,000	5,149
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,123
	Webster Central School District GO	2.000%	6/15/33	1,180	982
	Webster Central School District GO	2.000%	6/15/34	1,265	1,037
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,152
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,149
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	1,000	1,004
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	7,659
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	681
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	352
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	780
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	400	401
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,480	1,410
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	603
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	454
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,414
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,277
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	386
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,003
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	522
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,002
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	209
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,065	1,863
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	1,923
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,610	2,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	6,385	4,916
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/28	550	564
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,260
	Westchester County NY GO	2.000%	10/15/34	2,685	2,245
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,585
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	686
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	698
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,157
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	400	376
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	1,000	930
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	561
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	765	659
[1]	Yonkers NY GO	5.000%	3/15/34	1,400	1,599
[1]	Yonkers NY GO	5.000%	3/15/36	1,735	1,937
					4,234,233
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,005
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	480
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	322
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,192
					7,999
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	1,316	1,268
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	6,810	6,936
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,082	3,211
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,125	3,301
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	7,045	7,606
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	3,884	2,361
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,874	3,619
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	425	381
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	143
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,790	1,833
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	570	575
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,415	1,430
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	505	324

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	391	377
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	5,543	4,738
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,212	947
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,096	1,496
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	450	291
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	9,992	9,463
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	4,774	1,324
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	4,000	3,740
				55,364
Total Tax-Exempt Municipal Bonds (Cost $4,537,069)				4,297,596
Total Investments (99.2%) (Cost $4,537,069)				4,297,596
Other Assets and Liabilities—Net (0.8%)				36,128
Net Assets (100%)				4,333,724
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $155,663,000, representing 3.6% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Securities with a value of $682,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2023.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2023	389	41,593	236

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(136)	(17,608)	(154)
				82
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,297,596	—	4,297,596
Derivative Financial Instruments
Assets
Futures Contracts[1]	236	—	—	236
Liabilities
Futures Contracts[1]	154	—	—	154
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.